Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000093602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Appleseed Fund - Institutional Class
C000040026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Appleseed Fund - Investor Class
C000222954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ballast Small/Mid Cap ETF
C000007552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Channel Income Fund
Without Sales Load [Member] | C000093602
Average Annual Return [Line Items]
Average Annual Return, Percent	19.14%		11.68%	7.70%
Without Sales Load [Member] | C000040026
Average Annual Return [Line Items]
Average Annual Return, Percent	18.97%		11.48%	7.50%
Without Sales Load [Member] | C000222954
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%	13.09%
Without Sales Load [Member] | C000007552
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		4.18%	3.72%
Morningstar Global Markets NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets NR USD
Average Annual Return, Percent	16.64%		13.18%	11.57%
Morningstar Global Markets NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets NR USD
Average Annual Return, Percent	16.64%		13.18%	11.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	14.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	1.84%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%		14.41%	12.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.47%	15.30%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%		14.41%	12.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%		16.47%	15.30%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.00%	10.84%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	4.12%		1.39%	1.99%